Label	Element	Value
Aberdeen International Sustainable Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen International Sustainable Leaders Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aberdeen International Sustainable Leaders Fund (the “International Sustainable Leaders Fund” or the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy, hold and sell shares of the International Sustainable Leaders Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the “Reduction and Waiver of Class A Sales Charges” and “Broker-Defined Sales Charge Waiver Policies” sections on pages 36 and 54 of the Fund’s prospectus, respectively, and in the “Additional Information on Purchases and Sales — Waiver of Class A Sales Charges” and “Reduction of Sales Charges” sections on pages 65 and 66 of the Fund’s Statement of Additional Information, respectively. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The International Sustainable Leaders Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Accordingly, “Other Expenses” have been restated to reflect estimated expenses expected to be incurred by the Fund for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements have also been restated to reflect current estimated expenses and do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Predecessor Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements have also been restated to reflect current estimated expenses and do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Predecessor Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the International Sustainable Leaders Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The International Sustainable Leaders Fund seeks to achieve its investment objective of seeking long-term growth of capital by investing primarily in equity securities of foreign companies that the Adviser deems to have sound and improving prospects and which demonstrate that they are current or emerging sustainable leaders through their management of environmental, social and governance (“ESG”) risks and opportunities in accordance with the Adviser’s criteria.

In pursuing the Fund’s investment strategies, the Adviser employs a fundamental, bottom-up equity investment process, which is based on first-hand research and disciplined company evaluation and which takes into consideration a company’s management of ESG risks and opportunities and the company’s ESG performance. The Adviser’s stock analysts work closely with dedicated ESG specialists who sit within each regional investment team and provide industry-leading expertise and insight at the company level. In addition, engagement with company management is a key part of the Adviser’s research process and ongoing stewardship program.

The Adviser will identify stocks for their long-term, fundamental value based on quality and price. With respect to “quality”, the Adviser will assign each company a proprietary overall quality rating and also an ESG-quality rating ranging from 1 to 5 (1 indicating leaders and 5 indicating laggards) – enabling the Fund’s investment team to identify current and emerging sustainable leaders. Companies eligible for investment by the Fund must be rated 3 or better by the Adviser on both the overall quality rating and ESG-quality rating.

In the overall quality filter, the Adviser seeks to determine whether the company has good growth prospects and a balance sheet that supports expansion. In the ESG-quality filter, the Adviser evaluates the ownership structures and governance and quality of the companies as well as potential environmental and social risks and opportunities that the companies may face. The Adviser’s sustainability criteria are based on a proprietary scoring methodology, which includes an assessment of how a company manages its most material ESG risks and opportunities and the Adviser’s subjective judgment as to which companies are current or emerging sustainable leaders.

Examples of areas under scope when assessing a company’s ESG quality include the following:

●	Board Diversity
●	Capital Allocation
●	Capital Return
●	Carbon Emissions
●	Climate Risks
●	Corporate Governance
●	Corporate Strategy
●	Cyber Security
●	Deforestation
●	Diversity Issues
●	Employee Safety
●	ESG Disclosures
●	Human Rights
●	Labor Management
●	Market Communication
●	Remuneration
●	Succession Planning
●	Waste Management
●	Water Management

In carrying out its assessments of ESG quality, the Adviser’s equity analysts incorporate internal data sources, including a proprietary quantitative house score, external sources (e.g., MSCI reports), thematic expertise from the Adviser’s central ESG team and regional expertise from the Adviser’s on-desk ESG analysts. The Adviser relies heavily on its own in-depth research and analysis over third party ESG ratings.

Binary exclusions are also applied to exclude a defined list of unacceptable activities. Based on MSCI business involvement screening research, the Fund will seek to not invest in companies that have:

●	failed to uphold one or more principles of the UN Global Compact;
●	an industry tie to (including companies that provide support systems and services, as well as those with direct (i.e., owners and producers) and indirect (i.e., parents and subsidiaries) involvement in) controversial weapons (cluster munitions, landmines, biological / chemical weapons, depleted uranium weapons, blinding laser weapons, incendiary weapons, and/or non-detectable fragments);
●	a revenue contribution of 10% or more from the manufacture or sale of conventional weapons or weapons systems;
●	a revenue contribution of 10% or more from tobacco or are tobacco manufacturers;
●	a revenue contribution of 10% or more from the extraction of unconventional oil and gas (including oil sands, oil shale (kerogen-rich deposits), shale gas, shale oil, coal seam gas, and coal bed methane and excluding conventional oil and gas productions); or
●	a revenue contribution from thermal coal extraction.

The Fund will measure compliance with its principal investment strategies at the time of investment except that compliance with binary exclusions is tested as frequently as MSCI data is updated, which is currently quarterly. If a company no longer meets the Adviser’s ESG criteria, the Adviser intends, but is not required, to sell such security.

As a non-fundamental policy, under normal circumstances, the International Sustainable Leaders Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. that the Adviser considers to be current or emerging sustainable leaders in accordance with the Adviser’s criteria. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts. For purposes of the 80% policy, a company is considered to be outside the U.S. if Fund management determines that the company meets one or more of the following criteria:

●	the company is organized under the laws of, or has its principal office in, a country outside the U.S.;
●	the company has its principal securities trading market in a country outside the U.S.; and/or
●	the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country outside the U.S.

Under normal circumstances, a number of countries around the world will be represented in the Fund’s portfolio, some of which may be considered to be emerging market countries. At times, the Fund may have a significant amount of its assets invested in a country or geographic region.  The Fund may invest in securities denominated in U.S. Dollars and currencies of the foreign countries in which it is permitted to invest.  The Fund typically has full currency exposure to those markets in which it invests.

The Fund may invest in securities of any market capitalization.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The International Sustainable Leaders Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. The following is a list of the principal risks of investing in the Fund (in alphabetical order after the first seven risks).

Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.

Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Equity Securities Risk – The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

Management Risk – The Fund is subject to the risk that the Adviser or Sub-adviser may make poor security selections. The Adviser or Sub-adviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or Sub-adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

Sustainable Investing Risk – The Fund’s Sustainable Leaders strategy could cause it to perform differently compared to funds that do not have such strategy. ESG considerations may be linked to long-term rather than short-term returns. The criteria related to the Fund’s Sustainable Leaders strategy, including the exclusion of securities of companies that engage in certain business activities, may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified as sustainable leaders by the Adviser do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.

Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Emerging Markets Risk – A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries, municipalities or governments because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

Large-Cap Securities Risk – Securities issued by large cap companies subject the Fund to the risk that those securities may underperform securities issued by companies with smaller capitalizations or the market as a whole.

Mid-Cap Securities Risk – Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s investments decreases, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below can help you evaluate potential risks of the International Sustainable Leaders Fund. The bar chart shows how the Fund’s annual total returns for Class A have varied from year to year. The table compares the Fund’s average annual total returns to the returns of the MSCI All Country World ex USA Index (net dividends), a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit https://www.aberdeenstandard.com/en-us/us/investor/fund-centre#literature or call 866-667-9231.

The returns presented for the Fund reflect the performance of the Predecessor Fund (defined above). As the result of a reorganization that is expected to close in the fourth quarter of 2021, in which the Fund will acquire all of the assets, subject to the liabilities, of the Predecessor Fund. The Fund will adopt the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not the differences in the expenses applicable to the respective classes of the Fund. Performance shown reflects the Predecessor Fund's receipt of payment of Article 63 EU Tax Reclaims related to prior years (2005-2008). The receipt of these extraordinary payments on various dates beginning December 16, 2016 effectively increased the Fund's performance for all periods that include these payments in a manner that may not recur in the future, and the Fund’s performance was significantly higher for those periods than it would have been had the Fund not received payment of the Article 63 EU Tax Reclaims.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the International Sustainable Leaders Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-667-9231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.aberdeenstandard.com/en-us/us/investor/fund-centre#literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class A Shares (Years Ended Dec. 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-Date Return of the Fund as of June 30, 2021: 6.43% Highest Return: 18.66% - 2nd quarter 2020 Lowest Return: -24.53% - 3rd quarter 2011
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.53%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects deductions for expenses and taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns of the Fund as of December 31, 2020
Aberdeen International Sustainable Leaders Fund | MSCI All Country World ex USA Index (net dividends) (reflects deductions for expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.40%
Aberdeen International Sustainable Leaders Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Small Account Fee	rr_MaximumAccountFee	$ 20	[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.27%	[4]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	964
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,273
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,149
Annual Return 2011	rr_AnnualReturn2011	(23.50%)
Annual Return 2012	rr_AnnualReturn2012	14.87%
Annual Return 2013	rr_AnnualReturn2013	12.37%
Annual Return 2014	rr_AnnualReturn2014	(5.20%)
Annual Return 2015	rr_AnnualReturn2015	(15.14%)
Annual Return 2016	rr_AnnualReturn2016	6.48%
Annual Return 2017	rr_AnnualReturn2017	31.90%
Annual Return 2018	rr_AnnualReturn2018	(15.87%)
Annual Return 2019	rr_AnnualReturn2019	22.82%
Annual Return 2020	rr_AnnualReturn2020	17.06%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 1993
Aberdeen International Sustainable Leaders Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.52%
Aberdeen International Sustainable Leaders Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.44%
Aberdeen International Sustainable Leaders Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Small Account Fee	rr_MaximumAccountFee	$ 20	[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[4]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	576
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,305
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 1999

[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.
[2]	Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.
[3]	It is anticipated that the Fund will acquire all of the assets and liabilities of a corresponding fund of the same name (the “Predecessor Fund”), a series of Aberdeen Investment Funds, in connection with a reorganization that is expected to close in the fourth quarter of 2021. The Predecessor Fund operated as a series of Aberdeen Investment Funds prior to the closing of the reorganization. Accordingly, “Other Expenses” have been restated to reflect estimated expenses expected to be incurred by the Fund for the current fiscal year. Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements have also been restated to reflect current estimated expenses and do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Predecessor Fund.
[4]	Aberdeen Funds (the “Trust”) and Aberdeen Standard Investments Inc. (the “Adviser”) have entered into a written contract limiting operating expenses to 0.90% for all classes of the Fund. This contractual limitation may not be terminated before February 28, 2023 without the approval of the Independent Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, and Rule 12b-1 fees for Class A shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser.